SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S FINANCE LEASE (Details)	Jun. 30, 2026
Right-of-use Rou Assets And Lease Payable
Weighted average discount rate	3.01%
Weighted average remaining lease term (years)	1 year 2 months 12 days